Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of supplemental cash flow information	Supplemental cash flow information related to operating leases is as follows:

2019
RMB

Cash payments for operating leases	156,323
ROU assets obtained in exchange for operating lease liabilities	46,007

Schedule of future lease payments under operating leases

Future lease payments under operating leases as of December 31, 2019 were as follows:

Operating leases
RMB
Year ending December 31,
2020	44,933
2021	16,535
2022	8,685
2023	3,953
2024	177
Thereafter	14
Total future lease payments	74,297
Less: Imputed interest	(4,873)
Total lease liabilities balance	69,424

Schedule of future lease payments under operating leases prior to adoption

2018
RMB

Within one year	119,501
After one year but not more than five years	152,273
Later than five years	5,961

277,735